Franchise Rights Acquired, Goodwill and Other Intangible Assets - Change in Carrying Amount of Goodwill (Detail) - USD ($) $ in Thousands			12 Months Ended
	May 08, 2022	May 09, 2021	Dec. 31, 2022	Jan. 01, 2022
Goodwill [Line Items]
Beginning balance			$ 157,374	$ 155,617
Goodwill acquired during the period			5,936	2,153
Goodwill impairment	$ 0	$ 0	(3,124)
Effect of exchange rate changes			(4,188)	(396)
Ending balance			155,998	157,374
North America
Goodwill [Line Items]
Beginning balance			147,530	145,071
Goodwill acquired during the period				2,153
Goodwill impairment			(1,101)
Effect of exchange rate changes			(2,862)	306
Ending balance			143,567	147,530
International
Goodwill [Line Items]
Beginning balance			9,844	10,546
Goodwill acquired during the period			5,936
Goodwill impairment			(2,023)
Effect of exchange rate changes			(1,326)	(702)
Ending balance			$ 12,431	$ 9,844